iShares
®
MSCI China Multisector Tech ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Broadline Retail  —  11 .2%
Alibaba Group Holding Ltd. .................. 104,400 $ 1,618,634
JD.com, Inc. , Class A ...................... 110,700 1,595,826
PDD Holdings, Inc. , ADR
(a) (b)
................. 18,018 1,521,440
Vipshop Holdings Ltd. , ADR .................. 26,838 381,636
5,117,536
a
Capital Markets  —  1 .0%
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 3,600 48,899
East Money Information Co. Ltd. , Class A ......... 91,052 258,076
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 4,700 158,264
465,239
a
Communications Equipment  —  8 .0%
Advanced Fiber Resources Zhuhai Ltd. , Class A .... 1,800 74,173
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(a)
............................. 21,600 51,485
EverProX Technologies Co. Ltd. , Class A ......... 1,800 66,306
Fiberhome Telecommunication Technologies Co. Ltd. ,
Class A .............................. 7,200 55,210
Guangzhou Haige Communications Group, Inc. Co. ,
Class A .............................. 14,400 33,680
Hengtong Optic-electric Co. Ltd. , Class A ......... 14,400 164,313
Jiangsu Etern Co. Ltd. , Class A ............... 600 4,240
QuantumCTek Co. Ltd. , Class A ............... 668 55,078
Shenzhen Sunway Communication Co. Ltd. , Class A . 5,400 78,742
Suzhou TFC Optical Communication Co. Ltd. , Class A 4,868 326,031
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(c)
............................ 39,000 1,124,488
Yangtze Optical Fibre Cable Joint Stock Ltd. Co. , Class
A .................................. 1,800 107,173
Yealink Network Technology Corp. Ltd. , Class A .... 7,240 38,670
Zhongji Innolight Co. Ltd. , Class A ............. 6,440 1,097,815
ZTE Corp. , Class A
(a)
...................... 23,400 126,864
ZTE Corp. , Class H
(b)
...................... 72,000 245,510
3,649,778
a
Diversified Consumer Services  —  2 .0%
New Oriental Education & Technology Group, Inc. ... 124,500 573,431
TAL Education Group , ADR
(a)
................. 33,318 323,518
896,949
a
Electrical Equipment  —  7 .2%
CNGR Advanced Material Co. Ltd. , Class A ....... 5,400 41,760
Contemporary Amperex Technology Co. Ltd. , Class A 15,140 949,841
Contemporary Amperex Technology Co. Ltd. , Class H 10,100 954,393
Eve Energy Co. Ltd. , Class A ................. 12,600 118,638
GEM Co. Ltd. , Class A ..................... 27,000 31,144
Gotion High-tech Co. Ltd. , Class A ............. 10,800 52,624
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 3,600 47,053
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 18,000 111,998
JL Mag Rare-Earth Co. Ltd. , Class A ............ 7,200 34,333
Ningbo Deye Technology Corp. , Class A ......... 7,631 130,546
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 4,430 29,270
Ningbo Sanxing Medical Electric Co. Ltd. , Class A ... 9,000 21,755
Shenzhen Megmeet Electrical Co. Ltd. , Class A .... 3,600 66,983
Sichuan Huafeng Technology Co. Ltd. , Class A
(a)
.... 1,569 32,918
Sungrow Power Supply Co. Ltd. , Class A ......... 12,620 332,166
Sunwoda Electronic Co. Ltd. , Class A ........... 10,800 36,458
TBEA Co. Ltd. , Class A ..................... 27,480 102,881
Wolong Electric Group Co. Ltd. , Class A ......... 9,000 52,494
Security Shares Value
a
Electrical Equipment (continued)
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 10,800 $ 46,536
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 10,800 87,650
3,281,441
a
Electronic Equipment, Instruments & Components  —  15 .8%
AAC Technologies Holdings, Inc. .............. 72,000 418,448
Accelink Technologies Co. Ltd. , Class A .......... 5,200 156,503
Avary Holding Shenzhen Co. Ltd. , Class A ........ 9,900 153,606
BOE Technology Group Co. Ltd. , Class A ......... 218,200 164,854
BYD Electronic International Co. Ltd. ............ 81,000 301,522
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 10,800 205,412
Delton Technology Guangzhou, Inc. , Class A ...... 1,800 52,276
Eoptolink Technology, Inc. Ltd. , Class A .......... 5,740 595,775
Founder Technology Group Corp. , Class A
(a)
....... 21,600 42,876
Foxconn Industrial Internet Co. Ltd. , Class A ....... 61,200 661,526
GoerTek, Inc. , Class A ..................... 19,800 78,592
Hgtech Co. Ltd. , Class A .................... 5,400 121,430
Kingboard Laminates Holdings Ltd. ............. 99,000 688,226
Lens Technology Co. Ltd. , Class A ............. 28,800 172,373
Lingyi iTech Guangdong Co. , Class A ........... 39,600 85,184
Luxshare Precision Industry Co. Ltd. , Class A ...... 41,400 448,859
Maxscend Microelectronics Co. Ltd. , Class A
(a)
..... 3,840 61,360
Raytron Technology Co. Ltd. , Class A ........... 3,600 68,006
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 1,232 29,695
Shannon Semiconductor Technology Co. Ltd. , Class A 3,600 95,297
Shengyi Electronics Co. Ltd. , Class A ........... 3,600 73,543
Shengyi Technology Co. Ltd. , Class A ........... 14,400 298,781
Shennan Circuits Co. Ltd. , Class A ............. 4,120 250,255
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 9,000 44,413
Shenzhen Kinwong Electronic Co. Ltd. , Class A .... 5,400 63,157
Sunny Optical Technology Group Co. Ltd.
(b)
....... 63,000 674,769
SUPCON Technology Co. Ltd. , Class A .......... 3,781 47,958
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(a)
............................. 10,800 339,886
TCL Technology Group Corp. , Class A ........... 126,480 80,075
Unisplendour Corp. Ltd. , Class A .............. 16,290 69,203
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 10,800 71,584
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 5,400 293,573
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 21,668 41,221
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 10,900 212,611
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 19,800 48,892
7,211,741
a
Entertainment  —  5 .8%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 14,400 40,890
Beijing Enlight Media Co. Ltd. , Class A .......... 18,000 33,834
China Ruyi Holdings Ltd.
(a) (b)
................. 1,152,000 199,956
Giant Network Group Co. Ltd. , Class A .......... 9,000 34,668
Kingnet Network Co. Ltd. , Class A ............. 12,600 29,885
Kingsoft Corp. Ltd. ........................ 96,600 262,029
Mango Excellent Media Co. Ltd. , Class A ......... 9,000 23,180
NetEase, Inc. ........................... 78,500 1,924,699
Tencent Music Entertainment Group , ADR ........ 2,106 19,417
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 39,600 85,343
2,653,901
a
Household Durables  —  3 .4%
Beijing Roborock Technology Co. Ltd. , Class A ..... 1,108 16,800
Ecovacs Robotics Co. Ltd. , Class A ............. 3,600 31,247
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 16,200 93,783
Haier Smart Home Co. Ltd. , Class A ............ 37,800 116,670

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI China Multisector Tech ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Household Durables (continued)
Haier Smart Home Co. Ltd. , Class H ............ 226,800 $ 570,126
Midea Group Co. Ltd. , Class A ................ 20,300 242,599
Midea Group Co. Ltd. , Class H ................ 41,200 450,628
Sichuan Changhong Electric Co. Ltd. , Class A ..... 28,800 30,653
1,552,506
a
Interactive Media & Services  —  11 .5%
Baidu, Inc. , Class A
(a)
...................... 100,800 1,704,458
Bilibili, Inc. , Class Z
(a)
...................... 24,420 423,477
Kuaishou Technology , Class B
(c)
............... 248,100 1,446,079
Kunlun Tech Co. Ltd. , Class A
(a)
............... 7,200 46,785
Tencent Holdings Ltd. ...................... 29,852 1,621,906
5,242,705
a
IT Services  —  1 .3%
GDS Holdings Ltd. , Class A
(a)
................. 104,400 459,921
Isoftstone Information Technology Group Co. Ltd. ,
Class A .............................. 5,525 27,018
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 9,020 111,801
598,740
a
Machinery  —  2 .0%
Haitian International Holdings Ltd. ............. 70,000 176,786
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 7,200 116,142
RoboTechnik Intelligent Technology Co. Ltd. , Class A . 1,100 103,858
Shandong Himile Mechanical Science & Technology
Co. Ltd. , Class A ....................... 6,030 46,656
Shenzhen Envicool Technology Co. Ltd. , Class A ... 5,400 72,665
Shenzhen Inovance Technology Co. Ltd. , Class A ... 7,200 78,788
UBTech Robotics Corp. Ltd. , Class H
(a) (b)
......... 20,850 272,112
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 10,800 74,094
941,101
a
Semiconductors & Semiconductor Equipment  —  16 .0%
ACM Research Shanghai, Inc. , Class A .......... 1,726 58,464
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 5,735 252,543
Amlogic Shanghai Co. Ltd. , Class A ............ 3,684 57,715
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 1,081 45,433
Biwin Storage Technology Co. Ltd. , Class A
(a)
...... 2,719 131,614
Cambricon Technologies Corp. Ltd. , Class A ....... 3,784 732,866
China Resources Microelectronics Ltd. , Class A .... 7,256 68,816
CSI Solar Co. Ltd. , Class A .................. 22,202 43,496
Dosilicon Co. Ltd. , Class A
(a)
................. 2,800 58,769
GCL Technology Holdings Ltd.
(a)
............... 2,337,000 247,767
GigaDevice Semiconductor, Inc. , Class A ......... 3,700 255,589
Guobo Electronics Co. Ltd. , Class A ............ 2,600 34,980
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 3,600 112,253
Hangzhou First Applied Material Co. Ltd. , Class A ... 16,250 42,999
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 10,800 55,246
Henan Shijia Photons Technology Co. Ltd. , Class A .. 2,600 62,492
Hua Hong Semiconductor Ltd. , Class A
(a)
......... 3,059 107,050
Hua Hong Semiconductor Ltd. , Class H
(a) (c)
........ 70,000 1,442,597
Hwatsing Technology Co. Ltd. , Class A .......... 2,115 81,756
Hygon Information Technology Co. Ltd. , Class A .... 13,354 581,400
Ingenic Semiconductor Co. Ltd. , Class A ......... 1,800 41,932
JA Solar Technology Co. Ltd. , Class A
(a)
.......... 19,888 26,784
JCET Group Co. Ltd. , Class A ................ 10,800 131,184
Jinko Solar Co. Ltd. , Class A
(a)
................ 61,376 53,175
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 39,620 81,356
Loongson Technology Corp. Ltd. , Class A
(a)
....... 2,572 55,497
Montage Technology Co. Ltd. , Class A ........... 7,221 270,796
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 18,000 73,832
NAURA Technology Group Co. Ltd. , Class A ....... 4,280 398,803
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Nexchip Semiconductor Corp. , Class A .......... 11,563 $ 77,941
OmniVision Integrated Circuits Group, Inc. ........ 7,220 101,472
Piotech, Inc. , Class A ...................... 1,882 175,125
Rockchip Electronics Co. Ltd. , Class A .......... 1,800 46,778
Sanan Optoelectronics Co. Ltd. , Class A ......... 27,000 62,519
SG Micro Corp. , Class A .................... 2,624 45,681
Shenzhen Techwinsemi Technology Co. Ltd. , Class A 1,500 141,810
Skyverse Technology Co. Ltd. , Class A
(a)
......... 2,276 73,335
Suzhou Centec Communications Co. Ltd. , Class A
(a)
. 876 36,452
Suzhou Everbright Photonics Co. Ltd. , Class A
(a)
.... 283 16,512
Suzhou Maxwell Technologies Co. Ltd. , Class A .... 1,800 66,339
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 25,200 36,324
Tianshui Huatian Technology Co. Ltd. , Class A ..... 17,700 50,607
TongFu Microelectronics Co. Ltd. , Class A ........ 7,200 70,417
Tongwei Co. Ltd. , Class A
(a)
.................. 30,600 66,827
Trina Solar Co. Ltd. , Class A
(a)
................ 14,400 32,827
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 3,619 42,406
United Nova Technology Co. Ltd. , Class A
(a)
....... 45,765 54,579
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 3,600 131,456
Xinjiang Daqo New Energy Co. Ltd. , Class A
(a)
..... 10,888 31,324
Xinyi Solar Holdings Ltd. .................... 432,000 147,345
Yuanjie Semiconductor Technology Co. Ltd. , Class A . 798 133,579
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 7,200 54,145
7,303,004
a
Software  —  4 .2%
360 Security Technology, Inc. , Class A ........... 43,546 64,947
Beijing Kingsoft Office Software, Inc. , Class A ...... 3,045 107,614
China National Software & Service Co. Ltd. , Class A
(a)
5,549 29,672
Empyrean Technology Co. Ltd. , Class A .......... 3,600 60,900
Geovis Technology Co. Ltd. , Class A ............ 3,600 25,915
Horizon Robotics , Class B
(a) (b)
................ 486,000 329,274
Hundsun Technologies, Inc. , Class A ............ 11,820 42,433
Iflytek Co. Ltd. , Class A ..................... 12,600 89,210
Kingdee International Software Group Co. Ltd.
(a) (b)
... 270,000 252,107
Pony AI, Inc. , Class A
(a)
..................... 19,700 200,510
Sangfor Technologies, Inc. , Class A ............ 1,800 28,600
SenseTime Group, Inc. , Class B
(a) (c)
............ 2,718,000 577,129
Shanghai Baosight Software Co. Ltd. , Class A ..... 12,688 37,883
Shanghai Stonehill Technology Co. Ltd. , Class A .... 34,200 38,796
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 21,600 33,134
1,918,124
a
Technology Hardware, Storage & Peripherals  —  9 .7%
Anker Innovations Technology Co. Ltd. , Class A .... 2,201 40,903
China Greatwall Technology Group Co. Ltd. , Class A
(a)
19,800 51,976
Huaqin Co. Ltd. , Class A .................... 5,400 84,886
IEIT Systems Co. Ltd. , Class A ................ 7,200 68,718
Lenovo Group Ltd. ........................ 724,000 2,218,742
Sharetronic Data Technology Co. Ltd. , Class A ..... 2,560 90,511
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 2,300 187,554
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 7,484 66,464
Xiaomi Corp. , Class B
(a) (c)
................... 450,000 1,611,661
4,421,415
a
Total Long-Term Investments — 99.1%
(Cost: $ 37,798,295 ) ................................. 45,254,180

iShares
®
MSCI China Multisector Tech ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  7 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 3,192,946 $ 3,193,904
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 32,044 32,044
a
Total Short-Term Securities — 7.1%
(Cost: $ 3,226,100 ) .................................. 3,225,948
Security Shares Value
a
Total Investments — 106 .2%
(Cost: $ 41,024,395 ) ................................. $ 48,480,128
Liabilities in Excess of Other Assets — ( 6 .2 ) % ............... (2,830,003)
Net Assets — 100.0% ................................. $ 45,650,125
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,584,968  $ 1,609,372
(a)
$ —  $ (267) $ (169) $ 3,193,904  3,192,946  $ 24,822
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 20,000  12,044
(a)
—  —  —  32,044  32,044  1,175  —
$ —  $ (267) $ (169)
$ 3,225,948
$ 25,997  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI China Index ..................................................................... 11 06/19/26 $ 337 $ 1,183

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI China Multisector Tech ETF
4
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,197,914  $ 42,056,266  $ —  $ 45,254,180
Short-Term Securities
Money Market Funds ...................................... 3,225,948  —  —  3,225,948
$ 6,423,862  $ 42,056,266  $ —  $ 48,480,128
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,183  $ —  $ —  $ 1,183
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
Fair Value Hierarchy as of Period End (continued)